Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	Mar. 25, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 02, 2014
Class of Stock [Line Items]
Proceeds from the issuance of common stock, net of issuance costs	$ 72,600	$ 86,286	$ 0	$ 0
Convertible stock, shares issued upon conversion	1
Series A Preferred Stock [Member]
Conversion of Common and Preferred Stock [Abstract]
Conversion of stock, shares converted	7,908,000
Series B Preferred Stock [Member]
Conversion of Common and Preferred Stock [Abstract]
Conversion of stock, shares converted	1,818,000
Series C Preferred Stock [Member]
Conversion of Common and Preferred Stock [Abstract]
Conversion of stock, shares converted	2,605,000
Common Stock [Member]
Class of Stock [Line Items]
Share issued in initial public offering (shares)	7,761,000				1,164,000
Share price (dollars per share)	$ 13.00
Shares sold by selling shareholders (shares)	1,511,000
Proceeds from the issuance of common stock, net of issuance costs					$ 13,700
Conversion of Common and Preferred Stock [Abstract]
Conversion of stock, shares converted	3,829,000
Undesignated common stock, subsequent to conversion	17,412,000
Junior Convertible Preferred Stock [Member]
Conversion of Common and Preferred Stock [Abstract]
Conversion of stock, shares converted	1,251,000